Earnings per share ("EPS")	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per share ("EPS")
8. Earnings per share ("EPS")
Basic EPS
The calculation of basic EPS is as follows:

	2024	2023	2022
Profit for the year attributable to equity holders of the parent (£ million)	542	110	683
Weighted average number of shares used in basic EPS calculation (million)	1,077	1,072	1,098
Basic EPS	50.3p	10.3p	62.2p
Diluted EPS
The calculation of diluted EPS is as follows:

	2024	2023	2022
Profit for the year attributable to equity holders of the parent (£ million)	542	110	683
Weighted average number of shares used in diluted EPS calculation (million)	1,097	1,094	1,116
Diluted EPS	49.4p	10.1p	61.2p
At 31 December 2024, options to purchase 28 million ordinary shares (2023: 25 million, 2022: 20 million) were outstanding, but were excluded from the computation of diluted earnings per share because the exercise prices of these options were greater than the average market price of the Group’s shares and, therefore, their inclusion would have been accretive.
A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	2024	2023	2022
	m	m	m
Weighted average number of shares used in basic EPS calculation	1,077	1,072	1,098
Dilutive share options outstanding	—	1	1
Other potentially issuable shares	20	21	17
Weighted average number of shares used in diluted EPS calculation	1,097	1,094	1,116

At 31 December 2024 there were 1,091,394,251 (2023: 1,141,513,196, 2022: 1,141,427,296) ordinary shares in issue, including 12,591,893 treasury shares (2023: 66,675,497, 2022: 70,489,953).